Finite-Lived Intangible Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 44,079	$ 43,557
Accumulated Amortization	(25,470)	(20,953)
Net Carrying Amount	18,609	22,604
Marketing-related
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	16,506	16,502
Accumulated Amortization	(4,690)	(3,901)
Net Carrying Amount	11,816	12,601
Technology-based
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	22,779	22,560
Accumulated Amortization	(18,136)	(14,959)
Net Carrying Amount	4,643	7,601
Customer-related
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,171	4,278
Accumulated Amortization	(2,520)	(2,050)
Net Carrying Amount	1,651	2,228
Contract-based
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	623	217
Accumulated Amortization	(124)	(43)
Net Carrying Amount	$ 499	$ 174